INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Estimated future amortization expense
2021	$ 1,298,019
2022	1,298,019
2023	1,298,019
2024	1,291,352
2025	1,218,019
Thereafter	1,521,674
Total	$ 7,925,102	$ 428,759